Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Share-based Compensation [Abstract]
Assumptions used for the grants
The following table illustrates the valuation assumptions used for the 2016, 2015 and 2014 grants:

	2016	2015	2014
Expected volatility	29 - 32%	32 - 36%	47 - 50%
Weighted-average expected volatility	32%	36%	50%
Expected dividend yield	1.3 - 1.5%	1.1 - 1.2%	1.1 - 1.3%
Weighted-average expected dividend yield	1.3%	1.2%	1.3%
Expected term, in years	5	5	6
Risk-free interest rate	1.1 - 1.4%	1.4 - 1.6%	1.8 - 2.0%

Stock option activity
The following table summarizes the activity during the year ended December 31, 2016 for stock option awards:

	Shares	Weighted-Average Exercise Price
Outstanding at beginning of year	1,018,958	$39.69
Granted	258,895	52.80
Exercised	(135,744)	38.82
Forfeited	(23,028)	59.46
Expired	(5,699)	60.26
Outstanding at end of year	1,113,382	$42.34
Exercisable at end of year	736,650	$34.75

Nonvested restricted share awards activity
The following table summarizes the activity during the year ended December 31, 2016 for nonvested restricted share awards:

	Shares	Weighted-Average Grant Date Fair Value
Nonvested at beginning of year	138,819	$43.83
Granted	27,921	53.02
Vested	(49,306)	39.96
Forfeited	(200)	61.26
Nonvested at end of year	117,234	$47.62

Nonvested performance share awards activity
The following table summarizes the activity during the year ended December 31, 2016 for nonvested performance share awards:

	Shares	Weighted-Average Grant Date Fair Value
Nonvested at beginning of year	141,374	$56.07
Granted	58,454	52.56
Vested	(36,054)	47.25
Forfeited	(34,678)	47.30
Nonvested at end of year	129,096	$59.30

Nonvested restricted stock units activity
The following table summarizes the activity during the year ended December 31, 2016 for nonvested restricted stock units:

	Shares	Weighted-Average Grant Date Fair Value
Nonvested at beginning of year	32,646	$66.89
Granted	15,450	54.35
Vested	(13,190)	68.80
Forfeited	(3,868)	61.83
Nonvested at end of year	31,038	$60.47